Note 26. Asset Retirement Obligation (ARO) (Detail) (Future Site Remediation Costs [Member], USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Future Site Remediation Costs [Member]
Letters of Credit Outstanding, Amount	$ 15.4	$ 15.5